Business Combinations - Narrative (Details) - USD ($) $ in Thousands	Apr. 08, 2019	Apr. 03, 2019	Dec. 10, 2018	Oct. 01, 2018	Jul. 12, 2016	Jun. 30, 2019	Jun. 30, 2018	[1]	Jun. 30, 2017	Feb. 03, 2017
Disclosure of detailed information about business combination [line items]
Goodwill						$ 608,907	$ 311,943		$ 311,900
AgileCraft
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Total purchase price consideration		$ 155,700
Cash transferred		154,000
Equity interests of acquirer		$ 1,700
Number of replacement shares issued (shares)		24,173
Value of restricted shares granted		$ 12,500
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		1,200
Goodwill		101,184
Intangible assets		$ 52,900
OpsGenie
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Total purchase price consideration				$ 259,500
Value of restricted shares granted				36,300
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				1,800
Goodwill				189,727
Intangible assets				$ 87,900
Good Software
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Total purchase price consideration	$ 2,700
Value of restricted shares granted	1,300
Net tangible assets	200
Developed-technology intangible assets	600
Customer-related intangible assets	300
Goodwill	$ 1,600
Butler
Disclosure of detailed information about business combination [line items]
Total purchase price consideration			$ 6,000
Value of restricted shares granted			3,500
Developed-technology intangible assets			1,500
Goodwill			$ 4,500
Trello
Disclosure of detailed information about business combination [line items]
Total purchase price consideration										$ 384,000
Cash transferred										363,800
Equity interests of acquirer										20,200
Goodwill										289,171
Intangible assets										$ 127,400
StatusPage
Disclosure of detailed information about business combination [line items]
Cash transferred					$ 18,300
Goodwill					15,500
Payment of deferred consideration					3,300
Intangible assets					$ 8,700
StatusPage | Bottom of range | Intangible assets material to entity
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)					2 years
StatusPage | Top of range | Intangible assets material to entity
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)					5 years

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.